Research and Development	12 Months Ended
Dec. 31, 2023
Research and Development [Abstract]
Research and Development

Note 9 - Research and Development

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
	USD thousands	USD thousands	USD thousands
Consultants and subcontractors	14,014	13,052	3,894
Salaries and related expenses	3,362	2,867	1,789
Lease and maintenance	137	245	114
Share-based compensation	407	448	137
Other expenses	461	365	400
	18,381	16,977	6,334